Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net
	December 31,
	2014	2013

	U.S. Dollars

Cost:
Land	863	863
Building	10,286	10,245
Machinery and equipment	5,943	6,504
Office furniture and equipment	1,202	1,202
Computer equipment and software	4,602	4,566
Automobiles	65	65
Leasehold improvements	1,057	1,048

	24,018	24,493
Less accumulated depreciation	10,993	10,012

	13,025	14,481